Cover	Jun. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 14, 2025, NextTrip, Inc. (the “Company”) filed a Current Report on Form 8-K (the “April Report”) with the Securities and Exchange Commission (the “Commission”) disclosing the completion of the previously announced acquisition (the “Acquisition”) contemplated by the Membership Interest Purchase Agreement, dated February 6, 2025 (the “Purchase Agreement”), by and among the Company, FSA Travel, LLC (“FSA”), John McMahon, as Majority Member, and the other members of FSA included on the signature page thereto (Mr. McMahon together with such other members, collectively the “FSA Members”).Pursuant to the terms of the Purchase Agreement, on February 10, 2025, the Company purchased 9,608 membership units of FSA (equal to a 49% ownership stake in FSA immediately after closing) from FSA in exchange for consideration consisting of $500,000 in cash and 161,291 shares of Series O Nonvoting Convertible Preferred Stock (“Series O Preferred”) of the Company (the “Initial Closing”). As disclosed in the April Report, on April 9, 2025, the Company exercised its option to purchase the remaining 51% of the membership units in FSA from the FSA Members in exchange for consideration consisting of an additional $500,000 in cash and 161,291 shares of Series O Preferred (the “Final Closing”). As a result, immediately after the Final Closing, FSA became a wholly owned subsidiary of the Company. On June 20, 2025, the Company filed a Registration Statement on Form S-1 (the “Registration Statement”) with the Commission to register shares of Company common stock for resale by certain securityholders. On June 23, 2025, the Company filed a Current Report on Form 8-K/A (the “June Amendment”) with the Commission to amend and supplement Item 9.01 of the April Report to include the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively, which were not included in the April Report pursuant to Items 9.01(a)(3) and (b)(2) of Form 8-K. On June 30, 2025, the Company filed a Current Report on Form 8-K (the “June Report”) with the Commission to disclose updated unaudited financial statements of FSA for the three months ended March 31, 2025 and 2024 (the “First Quarter Financial Information”), as required by Form S-1. The First Quarter Financial Information was previously filed with the June Report and is incorporated by reference as Exhibit 99.1 to this Form 8-K/A by reference. The First Quarter Financial Information supplements the financial statements and pro forma information contained in Exhibits 99.1 and 99.2 of the June Amendment.
Document Period End Date	Jun. 30, 2025
Entity File Number	001-38015
Entity Registrant Name	NextTrip, Inc.
Entity Central Index Key	0000788611
Entity Tax Identification Number	27-1865814
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3900 Paseo del Sol
Entity Address, City or Town	Santa Fe
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87507
City Area Code	(505)
Local Phone Number	438-2576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NTRP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false